STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF STOCK OPTIONS ACTIVITY

The following table summarizes the stock option activities and related information for the years ended December 31, 2023, 2022 and 2021:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
		(JPY)	(Years)
Outstanding as of January 1, 2021	51,255	8,940	3.51
Granted	50	48,060	9.59
Forfeited/cancelled	(15)	33,320	-
Exercised	-	-	-
Outstanding as of December 31, 2021	51,290	8,971	2.52
Granted	5,771	1	10.00
Forfeited/cancelled	(635)	14,500	-
Exercised	(1,600)	8,225	-
Outstanding as of December 31, 2022	54,826	7,985	2.40
Granted	2,851	64,103	4.25
Forfeited/cancelled	(1,619)	113,443	-
Exercised	(2,780)	4,317	-
Outstanding as of December 31, 2023	53,278	7,975	1.34
Vested and exercisable as of December 31, 2023	48,787	8,709	0.61

SCHEDULE OF SIGNIFICANT ASSUMPTIONS TO ESTIMATE FAIR VALUE OF THE STOCK OPTIONS

The fair value of the stock options was estimated as of the date of grant using the binomial model with the assistance of a third-party valuation appraiser. The following table summarizes the significant assumptions used in the model to estimate the fair value of the stock options for the years ended December 31, 2022 and 2021:

	For the Years Ended
	December 31,
	2022	2021
Expected volatility	51.30%	55.50%
Risk-free interest rate	0.30%	0.02%
Dividend yield	0%	0%
Exercise term	10.0 years	10.0 years